Income taxes - Income Tax Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current	$ 18,000	$ 32,921
Deferred	(13,229,355)	(6,289,888)
Valuation allowance	13,229,355	6,289,888
Provision for income taxes	$ 18,000	$ 32,921